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[THE HARTFORD]

May 5, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629
Attention: Division of Investment Management

Re:	See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.
The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2.	The text of the Registrant's most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 20, 2015.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A

Hartford Life Insurance Company Separate Account Ten (“Registrant”)
File No. 333-101925    Putnam Hartford Capital Manager VIII/VIIIR
File No. 333-101929    Putnam Hartford Capital Access II/IIR
File No. 333-101940    Putnam Hartford Capital Manager Edge III/IIIR
File No. 333-101946    Putnam Hartford Capital Manager Plus II/IIR
File No. 333-101952    Putnam Hartford Capital Manager Outlook II/IIR
File No. 333-69439    Putnam Hartford Capital Manager VI/VIR
Putnam Hartford Capital Manager VII
Putnam Hartford Asset Manager I/IR
File No. 333-50467    Putnam Hartford Capital Access I/IR
File No. 333-66939    Putnam Hartford Capital Manager Edge I/IR
Putnam Hartford Capital Manager Edge II
File No. 333-91929    Putnam Hartford Capital Manager Plus I/IR
File No. 333-39604    Putnam Hartford Capital Manager Outlook I/IR
File No. 033-73566    Putnam Hartford Capital Manager V

File No. 033-17207	Putnam Hartford Capital Manager I-IV

Hartford Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-176150    HPRM III
Huntington HPRM III
File No. 333-176149    HPRM Select III
File No. 333-168986    HPRM II
Huntington HPRM II
File No. 333-168990    HPRM Select II
File No. 333-148564    HPRM I
Huntington HPRM I
HPRM Select I
File No. 333-148570    Hartford Leaders IV
Hartford Leaders Platinum I
Hartford Leaders / Chase III
Huntington Hartford Leaders II
Hartford Leaders Ultra
Hartford Leaders Select II
File No. 333-148553    Hartford Leaders Foundation
File No. 333-104356    Hartford Leaders Epic
File No. 333-105254    Hartford Leaders Epic Plus
File No. 333-105270    Hartford Leaders Epic Outlook
File No. 333-69475    Hartford Leaders I/IR
Hartford Leaders Solution I/IR
Hartford Leaders Elite I/IR
Director Focus I/IR
File No. 333-70153    Hartford Leaders Access I/IR
File No. 333-68463    Hartford Leaders Edge I/IR
File No. 333-91927    Hartford Leaders Plus I/IR
Hartford Leaders Elite Plus I/IR
Hartford Leaders Solution Plus I/IR
File No. 333-40414    Hartford Leaders Outlook I/IR
Hartford Leaders Elite Outlook I/IR
Hartford Leaders Solution Outlook I/IR
Huntington Hartford Leaders Outlook I/IR
Classic Hartford Leaders Outlook I/IR
Nations Outlook Variable Annuity I/IR

Hartford Life Insurance Company Separate Account Three (“Registrant”)
File No. 333-119414    Director M
Director M Platinum
AmSouth VA M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
File No. 333-119419    Director M Access
File No. 333-119415    Director M Edge
File No. 333-119422    The Director M Plus
AmSouth VA M Plus
The Director M Select Plus
File No. 333-119417    The Director M Outlook
Director M Platinum Outlook
AmSouth VA M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook
File No. 333-35000    Hartford Select Leaders I/IR
File No. 333-69493    Select Dimensions II/IIR
File No. 333-52711    Select Dimensions Asset Manager I/IR
File No. 033-80738    Select Dimensions I